Fees Summary	Jul. 13, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	153,497.66
Total Transaction Valuation	1,111,496,465.00
Total Offset Amount	0.00
Net Fee	$ 153,497.66
Offering Table N/A
Offset Table N/A	N/A